Segmented information - Operating loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	$ (121,780,000)	$ (110,259,000)	$ (158,685,000)
Restructuring obligations	(19,000,000)	0	0
Foreign Currency Transaction Gain (Loss), before Tax	(6,408,000)	11,601,000	3,433,000
Impairment of long lived assets	(4,843,000)	(22,722,000)	(29,604,000)
Provision for inventory purchase commitments	0	0	(4,106,000)
Less: equity investees operating income	(30,500,000)	(54,795,000)	(100,057,000)
Corporate and Technology Investments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment of long lived assets	(2,708,000)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(91,280,000)	(55,464,000)	(58,628,000)
Restructuring obligations	(19,000,000)	0	0
Foreign Currency Transaction Gain (Loss), before Tax	(6,408,000)	11,601,000	3,433,000
Impairment of long lived assets	(4,843,000)	(22,722,000)	(29,604,000)
Provision for inventory purchase commitments	0	0	(4,106,000)
Operating Segments | Automotive
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(19,157,000)	(21,855,000)	(35,952,000)
Operating Segments | Industrial
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	3,746,000	0	0
Operating Segments | Corporate and Technology Investments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(76,118,000)	(77,283,000)	(92,456,000)
Operating Segments | WWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	718,000	3,784,000	78,502,000
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	$ 29,782,000	$ 51,011,000	$ 21,555,000